Redemption Prices (Expressed as Percentages of the Principal Amount Redeemed) (Detail)	Dec. 31, 2011
Fiscal Year 2016
Debt Instrument [Line Items]
Percentage	103.375%
Fiscal Year 2017
Debt Instrument [Line Items]
Percentage	102.25%
Fiscal Year 2018
Debt Instrument [Line Items]
Percentage	101.125%
Fiscal Year 2019 and Thereafter
Debt Instrument [Line Items]
Percentage	100.00%